                   PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                                       PROSPECTUS FORM #         DATE
--------------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE                      S-6203 G            5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                       SURVIVING FUND
--------------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares     Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                     MINIMUM                       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                       0.53%                         1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                      MANAGEMENT                    OTHER        GROSS TOTAL
FUND NAME                                                                FEES        12b-1 FEES    EXPENSES     ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value VCT Portfolio - Class II Shares             0.85%           0.25%        0.59%        1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.






The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

Pioneer International Value VCT Portfolio - Class II Shares*

--------------------------------------------------------------------------------------------------------------------------------
FUND NAME                 INVESTMENT OBJECTIVE AND POLICIES                               INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Pioneer International     Long-term capital growth. Normally, the portfolio invests       Pioneer Investment Management, Inc.
Value VCT Portfolio -     at least 80% of its total assets in equity securities of
Class II Shares*          non-U.S. issuers. These issuers may be located in both
                          developed and emerging markets. Under normal
                          circumstances, the portfolio's assets will be invested
                          in securities of companies domiciled in at least three
                          different foreign countries.
------------------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

------------------------------------------------------------------------------
S-6203-6 A (12/06)

* Destroy date: Jan. 2, 2007

The following information replaces the "Policy Illustrations" section of the prospectus:

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

o     Cost of insurance charges;

o     Administrative charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current charges in all years illustrated; and

o     Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year;

o     Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

------------------------------------------------------------------------------

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,200,000       MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                   FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER               ANNUAL PREMIUM $16,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED                DEATH BENEFIT                         POLICY VALUE                   CASH SURRENDER VALUE
END OF   WITH ANNUAL          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%           6%            12%        0%         6%          12%           0%           6%         12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $   16,800    $1,200,000   $1,200,000   $ 1,200,000   $ 14,144   $ 15,038   $    15,932   $     --   $     --   $        --
 2           34,440     1,200,000    1,200,000     1,200,000     27,906     30,576        33,353      5,473      8,142        10,920
 3           52,962     1,200,000    1,200,000     1,200,000     41,272     46,611        52,391     18,839     24,177        29,957
 4           72,410     1,200,000    1,200,000     1,200,000     54,224     63,140        73,183     31,790     40,706        50,749
 5           92,831     1,200,000    1,200,000     1,200,000     66,739     80,152        95,876     44,305     57,718        73,442

 6          114,272     1,200,000    1,200,000     1,200,000     78,797     97,639       120,639     58,607     77,448       100,448
 7          136,786     1,200,000    1,200,000     1,200,000     90,368    115,584       147,646     72,421     97,637       129,699
 8          160,425     1,200,000    1,200,000     1,200,000    101,432    133,981       177,106     85,728    118,277       161,402
 9          185,246     1,200,000    1,200,000     1,200,000    111,943    152,798       209,225     98,483    139,338       195,765
10          211,309     1,200,000    1,200,000     1,200,000    121,863    172,011       244,246    110,646    160,794       233,029

15          362,520     1,200,000    1,200,000     1,200,000    169,755    284,734       490,014    169,755    284,734       490,014
20          555,508     1,200,000    1,200,000     1,200,000    197,913    411,289       890,453    197,913    411,289       890,453
25          801,815     1,200,000    1,200,000     1,641,261    190,515    546,616     1,563,106    190,515    546,616     1,563,106
30        1,116,173     1,200,000    1,200,000     2,795,400     92,965    670,717     2,662,285     92,965    670,717     2,662,285
35        1,517,381            --    1,200,000     4,677,422         --    767,297     4,454,688         --    767,297     4,454,688

40        2,029,436            --    1,200,000     7,478,664         --    819,561     7,404,618         --    819,561     7,404,618
45        2,682,963            --    1,200,000    12,401,832         --    774,656    12,401,832         --    774,656    12,401,832
------------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,200,000          MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER            GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                      FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER            ANNUAL PREMIUM $16,000
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED                 DEATH BENEFIT                        POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL           ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST             ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%             0%           6%          12%          0%         6%          12%         0%         6%          12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $   16,800      $1,200,000   $1,200,000   $1,200,000   $ 13,844   $ 14,728   $   15,613    $     --   $     --   $       --
 2           34,440       1,200,000    1,200,000    1,200,000     27,279     29,910       32,648       4,846      7,476       10,214
 3           52,962       1,200,000    1,200,000    1,200,000     40,286     45,534       51,219      17,852     23,101       28,785
 4           72,410       1,200,000    1,200,000    1,200,000     52,840     61,590       71,451      30,406     39,156       49,017
 5           92,831       1,200,000    1,200,000    1,200,000     64,914     78,057       93,475      42,480     55,623       71,042

 6          114,272       1,200,000    1,200,000    1,200,000     76,468     94,906      117,429      56,278     74,715       97,239
 7          136,786       1,200,000    1,200,000    1,200,000     87,450    112,091      143,453      69,503     94,144      125,506
 8          160,425       1,200,000    1,200,000    1,200,000     97,787    129,550      171,686      82,083    113,846      155,982
 9          185,246       1,200,000    1,200,000    1,200,000    107,387    147,195      202,268      93,927    133,735      188,807
10          211,309       1,200,000    1,200,000    1,200,000    116,147    164,929      235,353     104,930    153,712      224,136

15          362,520       1,200,000    1,200,000    1,200,000    147,147    255,596      451,229     147,147    255,596      451,229
20          555,508       1,200,000    1,200,000    1,200,000    127,506    322,260      775,236     127,506    322,260      775,236
25          801,815              --    1,200,000    1,374,825         --    298,773    1,309,357          --    298,773    1,309,357
30        1,116,173              --           --    2,283,244         --         --    2,174,518          --         --    2,174,518
35        1,517,381              --           --    3,655,558         --         --    3,481,484          --         --    3,481,484

40        2,029,436              --           --    5,589,230         --         --    5,533,891          --         --    5,533,891
45        2,682,963              --           --    9,038,155         --         --    9,038,155          --         --    9,038,155
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.


------------------------------------------------------------------------------

                  PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                                 PROSPECTUS FORM #        DATE
---------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV/
   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES               S-6419 H            5/1/06

IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE                   S-6203 G            5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                         SURVIVING FUND
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares       Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                 MINIMUM                     MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                   0.53%                       1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                MANAGEMENT                      OTHER        GROSS TOTAL
FUND NAME                                                          FEES        12B-1 FEES      EXPENSES    ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares        0.85%          0.25%         0.59%         1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.




The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                      INVESTMENT OBJECTIVE AND POLICIES               INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value VCT Portfolio -    Long-term capital growth. Normally, the         Pioneer Investment Management, Inc.
Class II Shares*                               portfolio invests at least 80% of its total
                                               assets in equity securities of non-U.S.
                                               issuers. These issuers may be located in
                                               both developed and emerging markets. Under
                                               normal circumstances, the portfolio's assets
                                               will be invested in securities of companies
                                               domiciled in at least three different
                                               foreign countries.
-----------------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.

S-6419-10 A (12/06)

------------------------------------------------------------------------------

*     Destroy date: Jan. 2, 2007